Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate owned activity
Beginning balance	$ 18	$ 58	$ 104
Loans transferred to real estate owned	1,222	54	91
Capitalized expenditures	55	0	0
Sales of real estate owned	(435)	(94)	(137)
End of year	$ 860	$ 18	$ 58